Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 200	$ 220	$ 304
Reversal of inventory write-down	72	83	91
Cost of net sales
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	2,700	2,500	2,100
Cost of other revenues
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	$ 59	$ 62	$ 63